GENERAL (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 15, 2024 USD ($)	Mar. 31, 2025 USD ($) offering	Dec. 31, 2025 USD ($) vote	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 23, 2021 vote
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Cash and cash equivalents			$ 14,246	$ 72,262	$ 41,232
Negative cash flow used in operating activities			68,710	$ 68,985	$ 89,273
Reduction-In-Force Plan
Organization, Consolidation and Presentation of Financial Statements [Line Items]
One-time expense incurred			$ 2,101
Class B Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote			10			10
Class A Ordinary Shares
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of votes | vote			1
Class A Ordinary Shares | Securities Purchase Agreements
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of registered direct offerings | offering		2
Net proceeds from shares issued under agreements	$ 44,877	$ 34,361